Going Concern Uncertainties (Details) (USD $)	Sep. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Going Concern Uncertainties [Abstract]
Deficit accumulated during the exploration stage	$ 4,300,003	$ 3,621,938	$ 3,087,716
Working capital	$ (721,284)